Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
LAND AND BUILDINGS
At cost		$ 312,377	$ 312,377
Total Land		312,377	312,377
Buildings
At cost		5,490,655	5,490,655
Accumulated depreciation		(1,292,404)	(1,155,138)
Total buildings		4,198,251	4,335,517
Total land and buildings		4,510,628	4,647,894
Plant and equipment
At cost		14,496,288	13,118,595
Accumulated depreciation		(3,398,758)	(3,200,732)
Total plant and equipment		11,097,530	9,917,863
Motor vehicles
At cost		84,136	84,136
Accumulated depreciation		(59,004)	(45,354)
Total motor vehicles		25,132	38,782
Office equipment
At cost		62,294	58,890
Accumulated depreciation		(49,276)	(45,916)
Total office equipment		13,018	12,974
Total plant and equipment		11,135,680	9,969,619
Total property, plant and equipment		$ 15,646,308	$ 14,617,513	$ 10,542,592